Segment Information - Summary Of Reportable Segments Based On The Geographic Areas (Detail) - Reportable Geographical Components [Member] - Bird Rides [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
North America (NA) [Member]
Segment Reporting Disclosure Of Entitys Reportable Segments [Line Items]
Description	Includes Canada and the United States	Includes Canada and the United States
Europe, Middle East & Africa (EMEA) [Member]
Segment Reporting Disclosure Of Entitys Reportable Segments [Line Items]
Description	Includes all countries within the European Union, United Kingdom, and countries within the Middle East	Includes all countries within the European Union, United Kingdom, and countries within the Middle East
Other [Member]
Segment Reporting Disclosure Of Entitys Reportable Segments [Line Items]
Description	Includes South America, China, Mexico, Australia, New Zealand, and Japan	Includes South America, China, Mexico, Australia, New Zealand, and Japan